Consolidated Condensed Interim Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income after tax available to common shareholders	$ 648,972	$ (1,281,940)
Adjustment to reconcile net income to net cash used in operating activities:
Deferred Tax expenses	32,971	(31,380)
Current Tax expenses	38,712
Depreciation and Amortization of intangible assets	619,939	453,791
Fair value gain on share warrant liability		(2,106)
Expected credit loss on trade receivables	55,139	16,177
Loss on deconsolidation of subsidiaries		1,000
Remeasurement of the net defined benefit plans	117	14,957
Write off		11,017
Write back	(8,372)	(50,113)
Salary/legal and professional fees (Shares issue to Directors and others)
Finance costs	77,389	619,593
Notional Rent on Security Deposit	1,355
Profit on Termination of Lease	(30,396)
Finance income - interest other	(1,091)
Change in operating assets and liabilities:
Trade receivable	(1,125,454)	(1,606,939)
Other financial assets	(390,726)	34,224
Other assets	(212,007)	(679,268)
Trade payable	385,084	2,843,513
Other financial liabilities	189,164	(41,711)
Other current liabilities	(40,461)	164,204
Tax (paid)/refund(net)	(58,265)	(92,759)
Net cash used in operating activities	182,070	372,260
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(911,005)	(1,975,419)
Investment in shares of subsidiary - Sri Sai – net
Goodwill purchased on business combination
Network acquisition advance	(158,216)	(502,504)
Interest received
Net cash used in investing activities	(1,069,221)	(2,477,923)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short term borrowings -net		1,120,597
Proceeds from short term borrowings - Preferred Convertible Security - Net		854,000
Proceeds from short term borrowings- Related party	(1,091,444)	12,131
Repayment of short term borrowings - Promissory notes net
Proceeds from issue of equity shares - Referred note below	2,297,500
Proceeds/(Repayment) from financial institutions(net)	(3,194)	(6,410)
Proceeds /(Repayment) of short term borrowings from Banks	(124,252)
Interest, commission, and other charges paid	(53,552)	(100,259)
Net cash provided by (used in) financing activities	1,025,059	1,880,059
Net increase / (decrease) in cash and cash equivalents	137,908	(225,604)
CASH AND CASH EQUIVALENTS – beginning of period	246,377	311,809
Effects of exchange rate changes on cash and cash equivalents	(70,819)	(1,097)
Deconsolidation of Lytus Inc Cash balance
CASH AND CASH EQUIVALENTS – end of period	$ 313,466	$ 85,108